Cash and cash equivalents - Reconciliation of liabilities arising from financing activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Begining balance	¥ 2,264,413	¥ 4,578,282
Changes from financing cash flows:
Proceeds from new bank loans	19,485,000	14,163,132	¥ 3,458,100
Proceeds from short-term bonds	5,000,000	5,998,899	2,998,469
Repayment of bank loans	(19,494,800)	(13,451,332)	(3,460,556)
Repayments of short-term bonds	(5,000,000)	(9,000,000)	0
Principal elements of lease payments	(13,069)	(17,544)	(15,586)
Total changes from financing cash flows	(22,869)	(2,306,845)
Other changes:
Addition of lease liabilities	24,707	9,686
Issuance costs on short-term bonds		1,101
Interest expense		28,340
Others		(46,151)
Total other changes	24,707	(7,024)
Ending balance	2,266,251	2,264,413	4,578,282
Borrowings [member]
Statement [Line Items]
Begining balance	2,259,800	1,548,000
Changes from financing cash flows:
Proceeds from new bank loans	19,485,000	14,163,132
Repayment of bank loans	(19,494,800)	(13,451,332)
Total changes from financing cash flows	(9,800)	711,800
Other changes:
Total other changes		0
Ending balance	2,250,000	2,259,800	1,548,000
Lease liabilities [member]
Statement [Line Items]
Begining balance	4,613	12,471
Changes from financing cash flows:
Principal elements of lease payments	(13,069)	(17,544)
Total changes from financing cash flows	(13,069)	(17,544)
Other changes:
Addition of lease liabilities	24,707	9,686
Total other changes	24,707	9,686
Ending balance	16,251	4,613	12,471
Short-term bonds [member]
Statement [Line Items]
Begining balance	0	3,017,811
Changes from financing cash flows:
Proceeds from short-term bonds	5,000,000	5,998,899
Repayments of short-term bonds	(5,000,000)	(9,000,000)
Total changes from financing cash flows	0	(3,001,101)
Other changes:
Issuance costs on short-term bonds		1,101
Interest expense		28,340
Others		(46,151)
Total other changes	0	(16,710)
Ending balance	¥ 0	¥ 0	¥ 3,017,811